Schedule of other financial assets, Non-current (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
IfrsStatementLineItems [Line Items]
Total	$ 288	₨ 24,039	₨ 49,864
Security deposits [member]
IfrsStatementLineItems [Line Items]
Total		₨ 24,039	₨ 49,864